GENERAL INFORMATION	12 Months Ended
Dec. 31, 2020
GENERAL INFORMATION [abstract]
Disclosure of general information

1.            GENERAL INFORMATION

Guangshen Railway Company Limited (the "Company") was established as a joint stock limited company in the People’s Republic of China (the "PRC") on 6 March 1996. On the same date, the Company assumed the business operations of certain railroad and other related businesses (collectively the "Businesses") that had been undertaken previously by its predecessor, Guangshen Railway Company (the "Predecessor"), certain subsidiaries of the Predecessor; and by Guangzhou Railway (Group) Company (the "Guangzhou Railway Group") and certain of its subsidiaries prior to the formation of the Company.

The Predecessor was controlled by and was under the administration of the Guangzhou Railway Group. Pursuant to a restructuring agreement entered into between the Guangzhou Railway Group, the Predecessor and the Company in 1996, the Company issued to the Guangzhou Railway Group 100% of its equity interest in the form of 2,904,250,000 ordinary shares (the "State-owned Domestic Shares") for the exchange of assets and liabilities associated with the operations of the Businesses (the "Restructuring"). After the Restructuring, the Predecessor changed its name to Guangzhou Railway (Group) Guangshen Railway Enterprise Development Company. In 2017, its name was changed to Shenzhen Guangzhou Railway Group Guangshen Railway Industry Development General Company (the "GIDC").

In May 1996, the Company issued 1,431,300,000 shares, representing 217,812,000 H Shares ("H Shares") and 24,269,760 American Depositary Shares ("ADSs", one ADS represents 50 H Shares) in a global public offering for cash of approximately RMB4,214,000,000 in order to finance the capital expenditure and working capital requirements of the Company and its subsidiaries (collectively defined as the "Group").

In December 2006, the Company issued 2,747,987,000 A Shares on the Shanghai Stock Exchange through an initial public offering of shares in order to finance the acquisition of the business and related assets and liabilities associated with the railway transportation business ("Yangcheng Railway Business") of Guangzhou Railway Group Yangcheng Railway Enterprise Development Company ("Yangcheng Railway"), a wholly owned subsidiary of Guangzhou Railway Group which operates a railway line between the cities of Guangzhou and Pingshi in the Southern region of the PRC.

The principal activities of the Group are the provision of passenger and freight transportation on railroads. The Group also operates certain other businesses, which principally include services offered in railway stations; and sales of food, beverages and merchandises on board the trains and in the railway stations.

The registered address of the Company is No. 1052 Heping Road, Luohu District, Shenzhen, Guangdong Province, the People’s Republic of China.

The financial statements were authorized for issue by the board of directors of the Company on 27 April 2021.

The English names of all companies listed in the financial statements are direct translations of their registered names in Chinese if no registered names in English are available.